Long-Term Debt - Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
2019	$ 38,494
2020	38,494
2021	38,494
2022	38,494
2023	141,142
Total	$ 295,118	$ 350,401